Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	ATV
Entity Registrant Name	ACORN INTERNATIONAL, INC.
Entity Central Index Key	0001365742
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	89,938,784

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 111,180,139	$ 91,667,392
Restricted cash	1,556,852	2,225,882
Short-term investments	9,993,720	10,267,178
Accounts receivable, net of allowance for doubtful accounts	16,693,959	15,299,525
Notes receivable		1,645,263
Inventory	32,888,645	22,671,041
Prepaid advertising expenses	11,654,922	8,433,014
Other prepaid expenses and current assets, net of allowance for doubtful accounts	9,928,245	9,599,082
Deferred tax assets, net	3,465,795	4,188,288
Total current assets	197,362,277	165,996,665
Prepaid land use right	8,105,061	7,423,358
Property and equipment, net	29,803,901	19,307,886
Acquired intangible assets, net	2,126,596	2,560,753
Long-term investments		8,681,902
Investments in affiliates	6,794,955	7,911,525
Other long-term assets	1,482,881	2,749,568
Total assets	245,675,671	214,631,657
Current liabilities:
Accounts payable	21,023,807	12,854,188
Accrued expenses and other current liabilities	18,910,178	11,261,381
Notes payable	4,411,840	2,212,292
Income taxes payable	3,603,813	3,678,693
Dividend payable	467	15,177
Total current liabilities	47,950,105	30,021,731
Deferred tax liability	831,006	790,627
Total liabilities	48,781,111	30,812,358
Commitments and contingencies (Note 21)
Acorn International, Inc. shareholders' equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 93,904,748 and 94,566,617 shares issued and 89,276,915 and 89,938,784 shares outstanding as of December 31, 2010 and 2011, respectively)	945,666	939,047
Additional paid-in capital	160,632,659	159,630,208
Retained earnings	15,960,272	10,837,013
Accumulated other comprehensive income	30,320,856	22,480,106
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2010 and 2011, respectively)	(11,463,946)	(11,463,946)
Total Acorn International, Inc. shareholders' equity	196,395,507	182,422,428
Noncontrolling interests	499,053	1,396,871
Total equity	196,894,560	183,819,299
Total liabilities and equity	245,675,671	214,631,657
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	9,656,526	22,398,507
Restricted cash	185,688	300,482
Accounts receivable, net of allowance for doubtful accounts	11,774,304	9,889,702
Inventory	4,121,860	3,359,935
Prepaid advertising expenses	5,237
Other prepaid expenses and current assets, net of allowance for doubtful accounts	2,313,715	2,541,394
Deferred tax assets, net	1,974,147	993,896
Total current assets	30,031,477	39,483,916
Property and equipment, net	6,221,060	3,274,242
Other long-term assets		339,741
Total assets	36,252,537	43,097,899
Current liabilities:
Accounts payable	3,248,635	810,444
Accrued expenses and other current liabilities	8,023,493	4,093,751
Income taxes payable		74,170
Total liabilities	$ 11,272,128	$ 4,978,365

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 4,157,614	$ 673,242
Other prepaid expenses and current assets, allowance for doubtful accounts	144,903	48,067
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	94,566,617	93,904,748
Ordinary shares, shares outstanding	89,938,784	89,276,915
Treasury stock, shares	4,627,833	4,627,833
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 3,035,891	$ 313,213

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Direct sales, net	$ 291,524,509	$ 195,821,308	$ 160,357,948
Distribution sales, net	70,533,404	97,419,877	127,227,672
Total revenues, net	362,057,913	293,241,185	287,585,620
Cost of revenues:
Direct sales	160,359,667	106,990,383	67,530,966
Distribution sales	45,584,141	74,732,116	83,096,932
Total cost of revenues	205,943,808	181,722,499	150,627,898
Gross profit	156,114,105	111,518,686	136,957,722
Operating (expenses) income
Advertising expenses	(68,562,714)	(58,469,862)	(61,048,515)
Other selling and marketing expenses	(59,854,030)	(43,376,505)	(42,955,923)
General and administrative expenses	(31,680,711)	(25,434,172)	(31,195,949)
Impairment of goodwill and intangible assets			(15,247,873)
Other operating income, net	5,083,568	2,976,811	6,004,481
Total operating (expenses) income	(155,013,887)	(124,303,728)	(144,443,779)
Income (loss) from operations	1,100,218	(12,785,042)	(7,486,057)
Other income	7,821,914	4,825,700	2,067,723
Income (loss) before income taxes, equity in losses of affiliates, discontinued operations and extraordinary items	8,922,132	(7,959,342)	(5,418,334)
Income tax (expenses) benefits:
Current	(2,178,034)	(334,277)	(1,280,089)
Deferred	(932,962)	1,873,217	3,819,354
Total income tax (expenses) benefits	(3,110,996)	1,538,940	2,539,265
Equity in losses of affiliates	(771,720)	(796,721)	(416,337)
Income (loss) from continuing operations	5,039,416	(7,217,123)	(3,295,406)
Discontinued operations (Note 4):
Income from discontinued operations			841,559
Gain on disposition of discontinued operations			16,366,355
Income tax expenses			(1,845,225)
Total income from discontinued operations			15,362,689
Income from extraordinary items, net of tax (Note 3)		827,531
Net income (loss)	5,039,416	(6,389,592)	12,067,283
Net income (loss) attributable to noncontrolling interests	83,843	(19,589)	(184,019)
Net income (loss) attributable to Acorn International, Inc. shareholders	5,123,259	(6,409,181)	11,883,264
Income (loss) per ordinary share:
-Continuing operations	$ 0.06	$ (0.08)	$ (0.04)
-Discontinued operations			$ 0.17
-Extraordinary items		$ 0.01
Basic	$ 0.06	$ (0.07)	$ 0.13
-Continuing operations	$ 0.06	$ (0.08)	$ (0.04)
-Discontinued operations			$ 0.17
-Extraordinary items		$ 0.01
Diluted	$ 0.06	$ (0.07)	$ 0.13
Weighted average number of shares used in calculating income (loss) per ordinary share:
Basic	89,629,395	88,923,162	88,174,675
Diluted	89,796,835	88,923,162	88,174,675
Net income (loss) attributable to Acorn International, Inc. shareholders:
Income (loss) from continuing operations, net of tax	5,123,259	(7,236,712)	(2,999,844)
Income from discontinued operations, net of tax			14,883,108
Income from extraordinary items, net of tax		827,531
Net income (loss) attributable to Acorn International, Inc. shareholders	5,123,259	(6,409,181)	11,883,264
Includes share-based compensation related to:
Share-based compensation	129,673	215,171	1,845,885
Other Selling and Marketing Expense
Includes share-based compensation related to:
Share-based compensation			94,453
General and Administrative Expense
Includes share-based compensation related to:
Share-based compensation	$ 129,673	$ 215,171	$ 1,751,432

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock	Total	Noncontrolling interests
Beginning Balance at Dec. 31, 2008	$ 229,325,616	$ 935,435	$ 206,829,574	$ 8,558,966	$ 15,113,507	$ (15,676,206)	$ 215,761,276	$ 13,564,340
Beginning Balance (in shares) at Dec. 31, 2008		93,543,506				(5,334,138)
Exercise of stock options (in shares)		1,242
Exercise of stock options	2,062	12	2,050				2,062
Net income (loss)	12,067,283			11,883,264			11,883,264	184,019
Unrealized gains (losses) on available-for-sale securities	2,332,529				2,312,564		2,312,564	19,965
Foreign currency translation adjustments	140,190				136,490		136,490	3,700
Total comprehensive income (loss)	14,540,002						14,332,318	207,684
Repurchase of ordinary shares (in shares)						(1,917,798)
Repurchase of ordinary shares	(2,288,136)					(2,288,136)	(2,288,136)
Issuance of repurchased shares in connection with the acquisition of Yiyang Yukang (in shares)						2,564,103
Issuance of repurchased shares in connection with the acquisition of Yiyang Yukang	3,304,360			(3,047,436)		6,351,796	3,304,360
Share-based compensation	1,845,885		1,845,885				1,845,885
Appropriated special dividend	(29,322,782)		(29,322,782)				(29,322,782)
Noncontrolling interests upon formation of a subsidiary	758,720							758,720
Noncontrolling interests derecognized upon deconsolidation of Shanghai Yimeng (in 2009), Shanghai An-Nai-Chi (in 2010), and Acorn Hong Kong (in 2011)	(13,139,887)							(13,139,887)
Ending Balance at Dec. 31, 2009	205,025,840	935,447	179,354,727	17,394,794	17,562,561	(11,612,546)	203,634,983	1,390,857
Ending Balance (in shares) at Dec. 31, 2009		93,544,748				(4,687,833)
Exercise of stock options (in shares)		360,000
Exercise of stock options	597,600	3,600	594,000				597,600
Net income (loss)	(6,389,592)			(6,409,181)			(6,409,181)	19,589
Unrealized gains (losses) on available-for-sale securities	108,213				(7,345)		(7,345)	115,558
Foreign currency translation adjustments	4,938,716				4,924,890		4,924,890	13,826
Total comprehensive income (loss)	(1,342,663)						(1,491,636)	148,973
Issuance of repurchased shares upon vesting of restricted share units (in shares)						60,000
Issuance of repurchased shares upon vesting of restricted share units				(148,600)		148,600
Share-based compensation	215,171		215,171				215,171
Appropriated special dividend	(20,533,690)		(20,533,690)				(20,533,690)
Noncontrolling interests derecognized upon deconsolidation of Shanghai Yimeng (in 2009), Shanghai An-Nai-Chi (in 2010), and Acorn Hong Kong (in 2011)	(142,959)							(142,959)
Ending Balance at Dec. 31, 2010	183,819,299	939,047	159,630,208	10,837,013	22,480,106	(11,463,946)	182,422,428	1,396,871
Ending Balance (in shares) at Dec. 31, 2010		93,904,748				(4,627,833)
Exercise of stock options (in shares)		556,581
Exercise of stock options	879,397	5,566	873,831				879,397
Net income (loss)	5,039,416			5,123,259			5,123,259	(83,843)
Unrealized gains (losses) on available-for-sale securities	(65,935)				21,965		21,965	(87,900)
Gains on disposition of available-for-sale securities	(546,642)				(499,019)		(499,019)	(47,623)
Foreign currency translation adjustments	8,338,882				8,317,804		8,317,804	21,078
Total comprehensive income (loss)	12,765,721						12,964,009	(198,288)
Exercise of restricted share units (in shares)		105,288
Exercise of restricted share units		1,053	(1,053)
Share-based compensation	129,673		129,673				129,673
Noncontrolling interests derecognized upon deconsolidation of Shanghai Yimeng (in 2009), Shanghai An-Nai-Chi (in 2010), and Acorn Hong Kong (in 2011)	(699,530)							(699,530)
Ending Balance at Dec. 31, 2011	$ 196,894,560	$ 945,666	$ 160,632,659	$ 15,960,272	$ 30,320,856	$ (11,463,946)	$ 196,395,507	$ 499,053
Ending Balance (in shares) at Dec. 31, 2011		94,566,617				(4,627,833)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ 5,039,416	$ (6,389,592)	$ 12,067,283
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Gain on disposition of discontinued operations, net of taxes			(14,386,301)
Gain on deconsolidation of Shanghai An-Nai-Chi		(1,038,542)
Loss on deregistration of Zhuhai Sunrana		63,859
Extraordinary gain on reversal of business combination liability upon contingency resolved, net of tax		(827,531)
Goodwill and intangible assets impairment loss			15,247,873
Share-based compensation	129,673	215,171	1,845,885
Equity in losses of affiliates	771,720	796,721	416,337
Gains from sale of investment in affiliate	(5,421,753)	(404,750)
Gains from sale of long-term investment	(546,642)
Gain from sale of Acorn Hong Kong	(55,379)
Loss (gain) on change in fair value of derivative assets	306,483	(199,412)	1,306,256
Allowance for doubtful receivables	3,581,208	(859,055)	(3,024,575)
Depreciation and amortization	5,149,627	4,154,383	5,561,533
Gains from disposal of equipment and other long-term assets	154,602	54,993	64,463
Deferred income tax expenses (benefits)	932,962	(1,873,217)	(4,625,879)
Gain on trading securities	(417,547)	(1,781,345)	(1,577,648)
Accrued interest on available-for-sale securities	(212,000)	(382,930)	(735,455)
Changes in operating assets and liabilities:
Purchase of trading securities	(9,795,547)	(10,652,665)	(45,906,632)
Proceeds from sales of trading securities	11,002,424	20,920,360	36,112,589
Accounts receivable	(4,878,806)	2,336,902	11,785,575
Notes receivable	1,645,263	597,378	(2,092,034)
Inventory	(10,217,604)	3,158,960	3,118,315
Prepaid advertising expenses	(3,221,908)	1,535,479	6,449,501
Other prepaid expenses and current assets	(526,185)	(2,011,215)	18,469,172
Purchase of prepaid land use right	(491,281)		(7,489,280)
Accounts payable	8,169,619	(1,945,902)	(6,178,250)
Accrued expenses and other current liabilities	7,648,797	(2,702,046)	(3,442,827)
Notes payable	2,199,548	(1,040,713)	(404,854)
Income taxes payable	(74,880)	256,432	(806,305)
Deferred revenue			6,029,869
Net cash provided by operating activities	10,871,810	1,981,723	27,804,611
Investing activities:
Purchase of available-for-sale securities			(1,355,325)
Redemption of available-for-sale securities by the issuer			10,000,000
Purchase of property and equipment	(12,490,728)	(6,301,037)	(3,079,508)
Proceeds from disposal of equipment	128,575	33,628	24,773
Purchase of acquired intangible assets			(514,814)
Purchase of other long-term assets	(715,377)	(2,568,234)	(891,379)
Proceeds from disposal of other long-term assets	416,345	200,827
Disposal of Shanghai Yimeng, net of cash disposed			(23,571,819)
Cash disposed of upon deconsolidation of Shanghai An-Nai-Chi		(905,689)
Investments in affiliates			(3,939,801)
Sale of investments in affiliates	6,106,399	1,882,862
Sale of long-term investment	8,572,520
Disposal of Acorn Hong Kong	(653,353)
Decrease (Increase) in restricted cash	669,030	168,331	(969,111)
Net cash provided by (used in) investing activities	2,033,411	(7,489,312)	(24,296,984)
Financing activities:
Capital contribution from noncontrolling interests			758,720
Dividends paid	(14,710)	(49,841,295)
Proceeds from exercise of stock options	879,397	597,600	2,062
Repurchase of ordinary shares			(2,288,136)
Yiyang Yukang first earn-out payment			(6,700,000)
Net cash used in financing activities	864,687	(49,243,695)	(8,227,354)
Effect of exchange rate changes	5,742,839	3,465,732	23,897
Net decrease in cash and cash equivalents	19,512,747	(51,285,552)	(4,695,830)
Cash and cash equivalents at the beginning of the year	91,667,392	142,952,944	147,648,774
Cash and cash equivalents at the end of the year	111,180,139	91,667,392	142,952,944
Supplemental disclosure of cash flow information:
Income taxes paid	3,302,300	842,366	2,567,446
Supplemental schedule of non-cash investing and financing activities:
Business combination liability reversal upon resolution of contingency, net of tax		(827,531)
Issuance of ordinary shares as purchase price in Yiyang Yukang acquisition			3,304,360
Reversal of business combination liability in Yiyang Yukang acquisition			(10,004,360)
Acquisition of Yiyang Yukang:
Cash consideration			6,700,000
Fair value of ordinary shares issued			3,304,360
Direct expenses related to the acquisition
Business combination liability			(10,004,360)
Assets acquired (including intangible asset of $17,632,341)
Purchase consideration settled in cash			(6,700,000)
Add: cash and cash equivalents acquired
Cash outflow on the acquisition			(6,700,000)
Disposition of Shanghai Yimeng:
Total cash received			10,477,081
Less: cash and cash equivalents disposed			(34,048,900)
Cash outflow on the disposition			$ (23,571,819)

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2009
Assets acquired, intangible asset	$ 17,632,341

Organization and principal activities	12 Months Ended
Dec. 31, 2011
Organization and principal activities

1. Organization and principal activities

Acorn International, Inc. (“Acorn International”) was incorporated in Cayman Islands on December 20, 2005. China DRTV, Inc. (“China DRTV”) was incorporated in the British Virgin Islands (“BVI”) on March 4, 2004.

Acorn International and its subsidiaries and variable interest entities (“VIEs”) (collectively, the “Group”) is an integrated multi-platform marketing company in China which develops, promotes and sells products. The Group’s two primary sales platforms are integrated direct sales and a nationwide distribution network. Direct sales platforms include TV direct sales, third-party bank channel sales, catalogs sales, internet sales and direct sales through print media and radio. Direct sales are not only combined with the nationwide distribution network to market and sell the Group’s products to consumers, but also used to promote and sell third-party branded products to consumers pursuant to joint sales arrangements.

As of December 31, 2011, the subsidiaries and VIEs of Acorn International were as follows:

Name of subsidiaries a and variable interest entities	Percentage of ownership	Date of incorporation	Place of incorporation
China DRTV, Inc. (“China DRTV”)	100%	March 4, 2004	BVI
Smooth Profit Limited (“Smooth Profit”)	100%	September 18, 2007	BVI
MK AND T Communications Limited (“MK AND T”)	100%	October 27, 1998	Hong Kong
Bright Rainbow Investments Limited (“Bright Rainbow”)	100%	October 29, 2007	Hong Kong
Shanghai Acorn Advertising Broadcasting Co., Ltd. (“Shanghai Advertising”)	100%	August 19, 2004	PRC
Shanghai HJX Digital Technology Co., Ltd. (“Shanghai HJX”)	100%	August 23, 2004	PRC
Acorn International Electronic Technology (Shanghai) Co., Ltd. (“Acorn Electronic”)	100%	August 23, 2004	PRC
Acorn Information Technology (Shanghai) Co., Ltd. (“Acorn Information”)	100%	August 27, 2004	PRC
Beijing Acorn Youngleda Oxygen Generating Co., Ltd. (“Beijing Youngleda”)	100%	October 20, 2004	PRC
Yiyang Yukang Communication Equipment Co., Ltd. (“Yiyang Yukang”)	100%	November 29, 2005	PRC
Zhuhai Sunrana Bio-tech Co., Ltd. (“Zhuhai Sunrana”)	51%	June 16, 2006	PRC
Shanghai Acorn Enterprise Management Consulting Co., Ltd. (“Acorn Consulting”)	100%	September 26, 2006	PRC
Zhuhai Acorn Electronic Technology Co., Ltd. (“Zhuhai Acorn”)	100%	November 8, 2006	PRC
Beijing HJZX Software Technology Development Co., Ltd. (“Beijing HJZX”)	100%	January 22, 2007	PRC
Zhongshan Meijin Digital Technology Co., Ltd. (“Zhongshan Meijin”)	75%	February 13, 2007	PRC
Acorn Trade (Shanghai) Co., Ltd. (“Acorn Trade”)	100%	December 14, 2007	PRC
Shanghai Acorn HJX Software Technology Development Co., Ltd. (“HJX Software”)	100%	May 12, 2009	PRC
Wuxi Acorn Enterprise Management Consulting Co., Ltd. (“Wuxi Acorn”)	100%	January 29, 2010	PRC
Beijing Acorn Trade Co., Ltd. (“Beijing Acorn”)	100%	March 19, 1998	PRC
Shanghai Acorn Network Technology Development Co., Ltd. (“Shanghai Network”)	100%	November 2, 2004	PRC

People’s Republic of China (“PRC”) laws and regulations restrict foreign ownership of entities engaged in direct sales in China. To comply with PRC laws and regulations, Acorn International conducts its direct sales through two VIEs (Beijing Acorn and Shanghai Network) which hold direct sales licenses. The two VIEs are owned 100% by two PRC nationals: Yang Dongjie (or Don Dongjie Yang), Acorn International’s president, Chief Executive Officer (“CEO”) and director, and Mr. Weiguo Ge, one of the Assistant General Managers of our finance department. Each of the two VIEs was established by the two shareholders on behalf, and for the exclusive benefits of Acorn International. Acorn Information, a wholly-owned subsidiary of Acorn International, entered into various agreements with each of the two VIEs and their shareholders, including (i) Irrevocable Powers of Attorney, under which each of the two shareholders of the VIEs granted to Acorn Information the power to exercise all voting rights as a shareholder of the VIEs, (ii) Loan Agreements, under which Acorn Information made interest-free loans to the shareholders of the VIEs in an aggregate amount of approximately $14.6 million and agreed to make additional interest-free loans not exceeding approximately $3.8 million for capital contributions by the shareholders in the VIEs, (iii) Operation and Management Agreements, under which the shareholders of the VIEs agreed that Acorn Information directs the day-to-day operational and financial activities of the VIEs including appointing directors and senior management, and that the VIEs do not conduct any transactions which might substantially affect their assets, obligations, rights and business operations without the prior written consent of Acorn Information, (iv) Equity Pledge Agreements, under which the shareholders of the VIEs pledged all of their equity interests in the VIEs to Acorn Information as collateral to guarantee the performance of the VIEs under the Operation and Management Agreements and the Exclusive Technical Services Agreements as described below, as well as their personal obligations under the Loan Agreements, (v) Exclusive Purchase Agreements, under which the shareholders of the VIEs irrevocably granted Acorn Information an exclusive option to purchase at any time if and when permitted under PRC law, all or any portion of their equity interests in the VIEs for a price that is the minimum amount permitted by PRC law, and (vi) Technical Service Agreements, under which Acorn Information became the exclusive provider of technical support and consulting services to the VIEs in exchange for service fees.

Through the above arrangements, Acorn Information holds all the variable interests of the two VIEs and has power to direct the activities that most significantly impact the economic success of the VIEs and absorbs the majority of the economic risks and rewards of the VIEs through service fees. The nominal shareholders lack the ability to make decisions that have a significant effect on the VIEs’ operations and do not absorb the expected losses because the capital of the VIEs were funded using loans borrowed from Acorn Information. Therefore, Acorn International is the primary beneficiary of the two VIEs and accordingly, the financial statements of Beijing Acorn and Shanghai Network have been consolidated with Acorn International as its subsidiaries since they were established.

The ownership structures of Acorn Information and each of the two VIEs are in compliance with existing PRC laws and regulations according to the opinions of the Group’s PRC legal counsel. The contractual arrangements among Acorn Information and the two VIEs and their shareholders are valid, binding and enforceable. However, there are uncertainties regarding the interpretation and application of current and future PRC laws and regulations. The PRC regulatory authorities that regulate foreign investment in direct sales companies may take a view in the future that is contrary to the above opinions of the Group’s PRC legal counsel. If the current agreements that establish the structure for conducting the Group’s PRC direct sales business were found to be in violation of existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and direct sales operations in the PRC to comply with PRC laws and regulations, which may affect the Group’s financial position and cash flows related to these VIE structures. In addition, there are uncertainties in the PRC legal system that could limit the Group’s ability to enforce these contractual agreements in the event that the consolidated VIEs or their shareholders fail to meet their contractual obligations.

The Group believes that its ability to direct the activities of the two VIEs that most significantly impact the VIEs’ economic performance is not affected by the above uncertainties in the PRC legal system. Accordingly, the two VIEs continue to be consolidated VIEs of the Group.

Summary financial information of the Group’s two VIEs included in the accompanying consolidated financial statements is as follows:

	For the years ended December 31,
	2009	2010	2011
Net revenues	$158,081,331	$195,749,845	$290,145,402

Net income	$13,664,768	$5,243,804	$6,876,485

In June 2009, the Group sold 33.0% equity interests in Shanghai Yimeng Software Technology Co., Ltd. (“Shanghai Yimeng”), a previously consolidated subsidiary engaged in development and marketing of CPS stock tracking software. Upon completion of the disposal, the Group’s equity interests in Shanghai Yimeng decreased from 51.0% to 18.0% and the Group ceased to consolidate Shanghai Yimeng as a subsidiary (refer to Note 4 for details of the discontinuance of the stock tracking software business). The Group accounts for the retained investment in Shanghai Yimeng using the cost method of accounting. In 2010, the Group’s investment in Shanghai Yimeng decreased from 18.0% to 16.2% as a result of the Group’s disposal of 1.8% equity interests. In 2011, the Group’s interests in Shanghai Yimeng further decreased to 12.9% as a result of the dilution due to Shanghai Yimeng’s issuance of additional shares to a new investor.

In January 2010, Shanghai An-Nai-Chi Automobile Maintenance Products Co., Ltd. (“Shanghai An-Nai-Chi”), a previously consolidated subsidiary engaged in manufacturing and selling autocare products, received a cash injection of $1.5 million from a third party investor. Upon the completion of the capital injection, the Group’s equity interests in Shanghai An-Nai-Chi decreased from 51.0% to 33.2% and the Group lost control and ceased to consolidate Shanghai An-Nai-Chi as a subsidiary. The Group accounts for the retained investment in Shanghai An-Nai-Chi using the equity method of accounting.

In May 2011, U King Communication Equipment (Hong Kong) Limited (“U King Hong Kong”), a previously consolidated subsidiary of the Group, was deregistered and the Group ceased to consolidate U King Hong Kong upon the completion of this deregistration.

In December 2011, the Group sold all of its 51% equity interest in Acorn Hong Kong Holdings Limited. (“Acorn Hong Kong”), a previously consolidated subsidiary of the Group for cash consideration of HK$6.1 million ($0.8 million USD equivalent). Upon the completion of the disposal, the Group ceased to consolidate Acorn Hong Kong as a subsidiary. The gain on the disposition of the investment in Acorn Hong Kong in 2011 was $55,379 and was recognized in other income in the consolidated statement of operations.

Summary of principal accounting policies	12 Months Ended
Dec. 31, 2011
Summary of principal accounting policies

2. Summary of principal accounting policies

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Basis of consolidation

The consolidated financial statements include the financial statements of Acorn International, its majority-owned subsidiaries and consolidated VIEs. All intercompany transactions and balances are eliminated upon consolidation.

Net income or loss of a subsidiary is attributed to the Company and to the noncontrolling interests even if this results in the noncontrolling interests having a deficit balance. Noncontrolling interests in subsidiaries are presented separately from the Group’s equity therein.

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, inventory valuation, assumptions related to the valuation of available-for-sale debt securities and embedded derivative, useful lives and impairment of long-lived assets and goodwill, assumptions used in purchase price allocation, assumptions related to the valuation of share-based compensation and related forfeiture rates, assumptions used in determining the fair value of retained noncontrolling investment upon deconsolidation of former subsidiaries, and valuation allowance on deferred tax assets and provision for uncertain tax positions.

(d) Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price) and expands disclosure requirements about assets and liabilities measured at fair value. The guidance establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

•	Level 1 — Observable unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 — Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. The Group uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities measured at fair value are classified in the categories of Level 1, Level 2, and Level 3 based on the lowest level input that is significant to the fair value measurement in its entirety. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, equity and net income or loss.

The Group’s financial instruments consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, notes receivable, long-term investments, accounts payable and notes payable. For cash and cash equivalents, restricted cash, accounts receivable, notes receivable, accounts payable and notes payable, the carrying amounts of these financial instruments as of December 31, 2010 and 2011 were considered representative of their fair values due to their short terms to maturity.

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Cash balances of the Group that are included in the cash and cash equivalents of the consolidated balance sheets, including those denominated in RMB, may be withdrawn and used for the Group’s general operations without prior notice or penalty. The PRC government imposes certain controls on the convertibility of the RMB into foreign currencies, and in certain cases, the remittance of currency out of China. However, the Group does not consider the process for converting RMB into foreign currency in compliance with these controls to be a usage restriction and such process is not expected to result in any penalties provided that the Group complies with all above-mentioned processes as required.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to RMB589,520,324 and RMB622,530,680 as of December 31, 2010 and 2011, respectively.

(f) Restricted cash

Under the notes payable and third-party bank channel sales arrangements with the banks, the Group is required to maintain certain cash balances in the banks based on the amounts of notes payable granted or certain fixed amounts. These balances related to the notes payable and third-party bank channel sales arrangements were reflected as restricted cash in the balance sheet and amounted to $2,225,882 and $1,556,852 as of December 31, 2010 and 2011, respectively.

(g) Short-term and long-term investments

The Group’s short-term investments consist of trading securities.

The Group’s long-term investments consist of available-for-sale securities and an embedded derivative instrument.

Securities that the Group buys and holds principally for the purpose of selling them in the near term are classified as trading securities. Trading securities are recorded at fair value, with unrealized gains and losses recognized in other income (expense) in the consolidated statements of operations.

Securities that the Group has the positive intention and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost.

Securities not classified as either trading securities or held-to-maturity securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recorded as a component of accumulated other comprehensive income or loss in equity. Realized gains or losses are recognized in the consolidated statements of operations during the period in which the gains or losses are realized. If the Group determines that a decline in the fair value of the individual available-for-sale security is other-than-temporary, the cost basis of the security is written down to the fair value as a new cost basis and the amount of the write-down is accounted for as a realized loss. The new cost basis will not be changed for subsequent recoveries in fair value. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to: (1) the nature of the investment; (2) the cause and duration of the impairment; (3) the extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) the Group’s ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost or fair value.

The Group recognizes other-than-temporary impairment of debt securities in earnings if the Group has the intent to sell the debt security or if it is more-likely-than-not that the Group will be required to sell the debt security before recovery of its amortized cost basis. The Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary impairment recognized in earnings.

Available-for-sale securities not expected to be realized in cash or sold in the next normal operating cycle of the business are classified as long-term investments. The Group does not hold any available-for-sale securities as of December 31, 2011.

(h) Derivative instruments

Derivative instruments are recognized as assets or liabilities and measured at fair value initially and at the end of each reporting period. Changes in fair value of the derivatives are recorded in the consolidated statements of operations. The Group’s derivative instruments do not qualify for hedge accounting.

The Group holds an investment in share options of a Japanese public company that meet the definition of a derivative instrument. In addition, one of the Group’s long-term investments contains an embedded derivative instrument that is linked to an equity index and an interest rate index. The embedded derivative is bifurcated from the host contract and accounted for separately.

The balances of the share options of the Japanese public company are presented in other long-term assets in the consolidated balance sheets as of December 31 2010. The balances of the embedded derivative and the host security are combined in one line and presented in long-term investments in the consolidated balance sheets as of December 31, 2010. The Group does not hold any derivative instruments as of December 31, 2011.

(i) Inventory

The cost of inventory comprises all costs of purchase, costs of conversion, and other costs incurred to bring inventory to its present location and condition. The cost of inventory is calculated using the weighted-average method.

The inventory is stated at the lower of cost or market value. Adjustments are recorded to write down the cost of obsolete and excess inventory to the estimated market value. The Group estimates excess and slow-moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

(j) Prepaid land use right

Prepaid land use right is valued at the cost to obtain the right less accumulated amortization. Amortization is computed on a straight-line basis over the useful life of the right.

In January 2009, the Group obtained a 50-year land use right for a piece of land in Qingpu district of Shanghai for an aggregate cash consideration of $7,489,280.

In 2011, the cost of the prepaid land use right increased to $8.6 million mainly due to the land occupation tax paid in accordance with the relevant statutory laws and regulations.

(k) Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line method over the following estimated useful lives:

Estimated useful lives

Buildings	20 years

Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets

Machinery	10 years

Information Technology equipment	5 years

Computers and office equipment	3-5 years

Vehicles	4 years

(l) Acquired intangible assets, net

Acquired intangible assets, which consist primarily of distribution networks and trademarks, are valued at cost less accumulated amortization. Amortization is computed using the straight-line method over their expected useful lives of 5 to 15 years.

(m) Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

(n) Investment in affiliates

The affiliated companies, in which the Group does not have significant influence, are accounted for using cost method of accounting. Dividends received that are distributed from the net accumulated earnings of the investee are recognized in the Group’s consolidated statements of operations. Dividends received in excess of earnings are recorded as reductions of cost of the investment. A series of operating losses of the investee or other factors may indicate that a decrease in value of the investment has occurred which is other-than-temporary and should accordingly be recognized.

The affiliated companies in which the Group has significant influence are accounted for using equity method of accounting. The share of earnings or losses of the investee are recognized in the Group’s consolidated statements of operations and adjusts the carrying amount of the investment. Dividends received reduce the carrying amount of the investment. A series of operating losses of the investee or other factors may indicate that a decrease in value of the investment has occurred which is other-than-temporary and should accordingly be recognized even though the decrease in value is in excess of what would otherwise be recognized by application of the equity method of accounting.

(o) Revenue recognition

Direct sales, net

The Group’s direct sales net revenues primarily represent product sales through the Group’s TV direct sales and other direct sales platforms, such as third-party bank channel sales, outbound calls, catalog sales, internet sales, and direct sales through print media and radio. The Group recognizes net revenues for products sold through its direct sales platforms once the products are delivered to and accepted by the customers (“F.O.B. Destination”).

Under joint sales arrangements, the Group generates direct sales net revenues from the sales of products and also receives payments from the joint sales partners based on sales of the featured products through the joint sales partners’ own distribution channels. These payments are classified as a reduction to cost of direct sales net revenues via a reduction in the purchase price of the products purchased by the Group from the joint sales partners.

The Group conducted promotional activities of direct sales primarily through the use of cash coupon discounts and the membership based loyalty program which includes membership points. There is no membership fee associated with the loyalty program and all points expire one year after the points are issued. All such costs netted against revenues at the time the revenue is recorded. The Group uses historical trend experience to accrue for cash coupon discounts and membership points. In 2009, 2010 and 2011, the costs associated with cash coupon discounts and membership points were insignificant.

The Group relies on China Express Mail Service Corporation (“EMS”) and local delivery companies to provide the Group data as to their successful deliveries for the Group’s direct sales products. EMS and local delivery companies regularly report product delivery information. In 2009, 2010 and 2011, direct sales net revenues were adjusted in the current accounting period based on actual unsuccessful product deliveries experience reported by EMS and local delivery companies. For unsuccessful deliveries, EMS and local delivery companies are required to return the undelivered products to the Group. It generally takes two to three weeks for EMS to return the undelivered products to the Group whereas it generally takes seven days for local delivery companies to do so.

Distribution sales, net

The Group’s distribution sales net revenues represent product sales to the distributors comprising the Group’s nationwide distribution networks. The distributor agreements do not provide discounts, chargeback, price protection or stock rotation rights. However, there were certain distributor agreements that provided performance-based cash rebates which were netted against revenues at the time the revenue was recorded. In 2009, 2010 and 2011, the costs associated with cash rebates were insignificant. The Group recognizes net revenues for products sold through its nationwide distribution networks when the products are delivered to and accepted by the distributors (e.g. “F.O.B. Destination”). In most cases, the distributors are required to pay in advance for the Group’s products. Some distributors are given customary credit terms within the industry based on their creditworthiness.

Software revenue recognition

The Group generated revenues from annual subscription fees from subscribers for the Group’s stock tracking software which includes access to the Group’s initial software CD containing data analysis tools and services. Upon receipt of the upfront cash payments from the subscriber, the Group provides an access code to the subscriber and activates the subscriber’s account when the subscriber first logs on. This commences the one-year subscription period and the full payment is deferred and recognized ratably over the one-year subscription period. After the initial subscription period, the subscribers can register for an additional one year renewal. The pricing of the initial subscription fee and renewal fee is same regardless of whether it is sold by the Group directly or through the Group’s distribution network. Because the data services are essential to the functionality of the software analysis tools, the Group recognizes revenue ratably over the one-year subscription period. In June 2009, the Group discontinued its stock tracking software business and included a gain from disposition and its results prior to the disposition in income from discontinued operations in the consolidated statements of operations (refer to Note 4 for details of the discontinuance of the stock tracking software business).

Sales returns and product warranty

The Group estimates the amount of sales returns and cost of product warranty replacements based on the products’ historical trend of sales returns and current economic trends including market acceptance of new and existing products. In 2009, 2010 and 2011, the sales returns and warranty replacements were insignificant.

Sales taxes

The Group presents revenues net of sales taxes incurred. The sales taxes amounted to $195,923, $285,092 and $940,745 for the years ended December 31, 2009, 2010 and 2011, respectively. Before subtracting sales taxes, gross direct sales revenues were $160,553,758, $196,098,603 and $292,290,123 and gross distribution sales revenues were $127,227,785, $97,427,674 and $70,708,535 for the years ended December 31, 2009, 2010 and 2011, respectively.

(p) Advertising expenses

The Group records cash advances paid to advertising companies as prepaid advertising expenses in the consolidated balance sheets. The Group then expenses the prepaid advertising expenses as the advertisement is shown.

(q) Shipping and handling costs

The Group records costs incurred for shipping and handling as part of other selling and marketing expenses in the consolidated statements of operations. Shipping and handling costs were $12,431,793, $8,945,554 and $13,653,621 for the years ended December 31, 2009, 2010 and 2011, respectively.

(r) Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(s) Government subsidies

The Group receives unrestricted government subsidies from local government agencies. The government agencies use their discretion to determine the amount of the subsidies with reference to certain taxes paid by the Group, including value-added, business and income taxes. The Group records unrestricted government subsidies as other operating income in the consolidated statements of operations.

The government subsidies in 2009, 2010 and 2011 were $5,094,301, $2,591,538 and $3,037,026, respectively.

(t) Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. The Group classifies interests and penalties related to income tax matters in income tax expense.

(u) Foreign currency translation

The functional currency and reporting currency of Acorn International, China DRTV, Smooth Profit, MK AND T, Bright Rainbow, Acorn Hong Kong and U King Hong Kong are the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing on the first day of the month in which the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations as general and administrative expenses.

The financial records of the Group’s PRC subsidiaries and VIEs are denominated in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separated component of accumulated other comprehensive income in the consolidated statements of changes in equity and comprehensive income (loss).

The aggregated losses through foreign currency transactions in 2009 were $1,925 and the aggregated gains through foreign currency transactions in 2010 and 2011 were $243,752 and $376,167.

(v) Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners and is comprised of net income (loss), unrealized gains and losses on available-for-sale securities and foreign currency translation adjustments. Comprehensive income (loss) is reported in the consolidated statements of changes in equity and comprehensive income (loss).

(w) Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, available-for-sale securities, derivative instruments, accounts receivable and notes receivable. All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that the Group believes to be high credit quality. The Group’s available-for-sale securities and derivative instruments are issued by financial institutions with high credit ratings and a Japanese public company listed on the JASDAQ. The Group engages delivery companies, mainly EMS, to deliver products to customers and to collect cash from the customers for direct sales gross revenues through direct sales platforms. The Group conducts credit evaluations of delivery companies and generally does not require collateral or other security from its delivery companies. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

As of December 31, 2010 and 2011, accounts receivables from EMS were $249,541 and $1,787,055, respectively. These amounts represented 1.6% and 10.7% of the total accounts receivables as of December 31, 2010 and 2011, respectively.

(x) Share-based compensation

Share-based compensation cost is measured at grant date, based on the fair value of the award, and recognized in expense over the requisite service period. The Group has made an estimate of expected forfeitures and is recognizing compensation costs only for those equity awards expected to vest.

(y) Income (loss) per share

Basic income (loss) per share is computed by dividing income attributable to the Group’s shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

(z) Noncontrolling interest

A noncontrolling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and noncontrolling interests.

(aa) Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued guidance on how to measure fair value and on what disclosures to provide about fair value measurements. The FASB also clarified existing fair value measurement and disclosure requirements, amended certain fair value principles, and expanded disclosure requirements for fair value measurements. These amended standards and the adoption of this disclosure-only guidance is effective for the Group’s first fiscal quarter of 2012 and is not expected to have a material impact on the Group’s consolidated financial statements.

In June 2011, the FASB issued an accounting standards update to revise the manner in which entities present comprehensive income in their financial statements. This guidance amends existing presentation and disclosure requirements concerning comprehensive income, most significantly by requiring that comprehensive income be presented with net income in a continuous financial statement, or in a separate but consecutive financial statement. Furthermore, the accounting standards update prohibits an entity from presenting other comprehensive income and losses in a statement of equity. In December 2011, the FASB issued an accounting standards update to defer the requirement for an entity to present reclassifications between other comprehensive income or loss and net income or loss. This supersedes the requirement that was originally included in the June 2011 accounting standard update. This accounting standards update (as modified) is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, and will result in changes to the presentation of comprehensive net income in the Group’s consolidated financial statements, but will have no effect on the calculation of net income, comprehensive net income or earnings per share.

In September 2011, the FASB issued amended accounting guidance related to goodwill impairment testing. The new guidance permits an entity to first assess qualitative factors before calculating the fair value of a reporting unit in the annual two-step quantitative goodwill impairment test required under current accounting standards. If it is determined that it is more likely than not that the fair value of a reporting unit is not less than its carrying value, further testing is not needed. The amended guidance is effective for the Company commencing in the first fiscal quarter of 2012 and is not expected to have a material impact on the Group’s consolidated financial statements.

In December 2011, the FASB issued an accounting standard update related to disclosures about offsetting assets and liabilities. The amendments require that a company disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position. The amendments enhance current disclosures by requiring improved information about financial instruments and derivative instruments that are either (i) offset in accordance with current accounting guidance or (ii) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with current accounting guidance. The Group does not expect the provisions of this guidance, which are effective for the Group beginning with the first quarter of 2013, to have a material impact on the Group’s consolidated financial statements, as its requirements are disclosure-only in nature.

(ab) Reclassifications

The consolidated financial statements for prior years reflect certain reclassifications to conform with current year presentation.

Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition

3. Acquisition

On December 24, 2008, the Group completed its acquisition of 100% equity interests of Yiyang Yukang, a cell phone producer and distributor in the PRC, pursuant to the terms of the definitive agreement entered into on December 18, 2008.

Under the agreement, the Group acquired Yiyang Yukang for an initial purchase price of $6,700,000 in cash and 2,564,103 of its ordinary shares at a fair value of $3,181,780 in aggregate, based on average market price of the Group’s ordinary shares for a reasonable period before and after the date of the agreement. The ordinary shares repurchased through the Group’s share repurchase program were used for the acquisition. The Group’s total expenses related to the acquisition were $657,757. A business combination liability resulted from the acquisition and amounted to $11,107,375 as of the acquisition date, which represents the excess of the fair value of the acquired net assets over cost.

The Group shall additionally pay up to three earn-out payments equivalent to the maximum amount of $37.1 million in a combination of cash and ordinary shares, contingent on Yiyang Yukang meeting the following earnings targets for the respective periods:

Tranche	Earning targets of Yiyang Yukang for the earn-out contingent payments
First	Net profit for 2008 reaches RMB60,000,000 and net profit for the first quarter of 2009 reaches RMB40,000,000
Second	Net profit for 2009 reaches RMB120,000,000
Third	Net profit for 2010 reaches RMB120,000,000

In 2009, Yiyang Yukang met the first earn-out payment earnings target for 2008 and the first quarter of 2009. The Group paid out $6,700,000 in cash and 2,564,103 of its ordinary shares at a fair value of $3,304,360 in aggregate, based on average market price of the Group’s ordinary shares for a reasonable period before and after the date of the agreement. In addition, Yiyang Yukang did not meet the second earn-out payment earnings target for 2009 and the Group did not need to pay the second earn-out payment. The business combination liability after the first earn-out payment amounted to $1,103,015 as of December 31, 2009.

The following table represented the purchase price payments as of December 31, 2009:

Initial cash consideration	$6,700,000
Cash consideration as a result of first contingent consideration resolved	6,700,000
Fair value of initial ordinary shares issued	3,181,780
Fair value of ordinary shares issued as a result of first contingent consideration resolved	3,304,360
Direct expenses related to the acquisition	657,757
Business combination liability	1,103,015

Total	$21,646,912

In 2010, Yiyang Yukang did not meet the third earn-out payment earnings target for 2010 and the Group did not need to pay the third earn-out payment. The business combination liability of $1,103,015, as excess of fair value of the acquired net assets over cost, was allocated as a pro rata reduction to the carrying amounts of certain acquired assets, and the remaining excess of $827,531 after reducing the assets value to zero was recognized as an extraordinary gain, net of tax in the consolidated statement of operations for the year ended December 31, 2010.

The transaction was accounted using the purchase method of accounting, and accordingly, the acquired assets were recorded at their estimated fair values on the acquisition date. The valuation of the distribution network was based on the excess earnings method, a method within the income approach whereby the value of an intangible asset was captured by discounting to present value the earnings generated by the asset that remains after a deduction for a return on other contributory assets. These assets normally include working capital, fixed assets and other intangible assets. After a fair return on tangible and other intangible assets is subtracted, the remaining “excess” cash flow (or net cash flow) is attributed to the intangible asset being valued. The excess-earnings approach explicitly recognizes that the current value of an investment is premised upon the expected receipt of future economic benefits. In the valuation of an intangible asset, an indication of value is developed by discounting excess cash flows attributed to the asset to present value at a rate that reflects the current return requirements of the market.

Disposal of stock tracking software business	12 Months Ended
Dec. 31, 2011
Disposal of stock tracking software business

4. Disposal of stock tracking software business

In June 2009, in order to focus on the Group’s core competency and enhance operating efficiency, the Group sold 33.0% of its equity interests in Shanghai Yimeng, a company engaged in the development and marketing of CPS stock tracking software. Shanghai Yimeng was established in December 2005 with 51.0% of its equity interests held by the Group and 49.0% by Shanghai Yimeng Digital Technology Co., Ltd., a third party. The Group sold the 33.0% equity interests to a shareholder of Shanghai Yimeng Digital Technology Co., Ltd. for a total cash consideration of $10.5 million. The gain on deconsolidation of $16.4 million was calculated as the difference between: a) the aggregate of (1) the cash consideration received of $10.5 million, (2) the fair value of the retained 18.0% equity interests of $4.2 million, (3) the 49.0% noncontrolling interests with a negative carrying amount of $1.6 million, and b) Shanghai Yimeng’s net assets with a negative carrying amount of $3.3 million. The resulting gain on disposition of $16.4 million was included in income from discontinued operations for the year ended December 31, 2009. The income tax expense on the gain of disposition was $2.0 million. There were no remaining assets or liabilities associated with discontinued operations in the consolidated balance sheet as of December 31, 2009.

For the year ended December 31, 2009, the Group derecognized $13.1 million noncontrolling interests in Shanghai Yimeng in its consolidated statement of changes in equity and comprehensive income (loss). Prior to the deconsolidation of Shanghai Yimeng in June 2009, Shanghai Yimeng declared cash dividends of $30.0 million pro rata to its existing shareholders, of which the noncontrolling interest holders were entitled to receive $14.7 million. The cash dividends were recorded to reduce the balance of noncontrolling interests when the dividends were declared. The negative carrying amount of the noncontrolling interests in Shanghai Yimeng of $1.6 million was derecognized upon deconsolidation.

The discontinued operations were retrospectively reflected for all the prior years presented in the consolidated statements of operations. The following shows summarized operating results reported as discontinued operations for the years ended December 31, 2009:

For the years ended December 31, 2009
Net revenues	$7,447,940

Income from discontinued operations before income taxes	$17,207,914
Income tax expenses	(1,845,225)

Income from discontinued operations	$15,362,689

In 2010, the Group decreased its investment in Shanghai Yimeng from 18.0% to 16.2% as a result of the Group’s disposal of 1.8% equity interests. In 2011, the Group’s interests in Shanghai Yimeng further decreased to 12.9% as a result of the dilution due to issuance of additional shares to a new investor.

Short-term and long-term investments	12 Months Ended
Dec. 31, 2011
Short-term and long-term investments

5. Short-term and long-term investments

Trading securities

The Group’s trading securities were marketable equity shares and bond funds. The cost and fair value of the trading securities as of December 31, 2010 and 2011 were as follows:

	December 31,
	2010		2011
	Cost	Fair value	Cost	Fair value
Trading securities	$8,464,468	$10,267,178	$9,942,304	$9,993,720

Investment gain (loss) of trading securities for the years ended December 31, 2009, 2010 and 2011 consisted of the following and was included in the other income (expenses) in the consolidated statements of operations:

	For the years ended December 31,
	2009	2010	2011
Realized gains from sales of trading securities	$1,210,816	$1,323,079	$366,131
Unrealized holding gains	333,137	458,266	51,416

	$1,543,953	$1,781,345	$417,547

Available-for-sale securities

The Group’s available-for-sale securities represent investments in 950,000 shares of the ordinary shares of a Japanese company listed on JASDAQ securities exchange, which was acquired in November 2009 (refer to Note 6 for the terms of the investment in equity shares of the Japanese company), and two index-linked notes (“Note A” and “Note B”), each with a principal amount of USD10,000,000.

In June 2007, the Group purchased Note A from a bank. Note A had a contractual variable interest rate ranging from 0%-8% (increased to 9% and 10% in years 6-10 and 11-15, respectively), computed based on the number of days in which the 6-month USD-LIBOR rate is within a stated range. Interest is paid at fixed intervals on a quarterly basis. Interest received on Note A for the years ended December 31, 2009 was $164,445, which was included in the other income in the consolidated statements of operations. The issuer had an option to call the note before or at maturity for an amount equal to principal plus any unpaid interest. The maturity date of Note A was June 14, 2022. On March 14, 2009, Note A was called by the issuer for an amount equal to principal plus all unpaid interest. The Group received the total redemption value on March 16, 2009 with no realized gain or loss recognized in 2009.

In August 2007, the Group purchased Note B from a bank. Note B has a contractual variable interest rate ranging from 0%-12%, computed based on the number of days in which both the Nikkei 225 index and the 3-month USD-LIBOR-BBA are above or within the stated ranges, respectively. Interest is paid at fixed intervals on a quarterly basis. The issuer has an option to call the note before or at maturity for an amount equal to principal plus any unpaid interest. The maturity date of Note B was August 3, 2019.

Note B contained an embedded derivative instrument that was linked to an equity index and an interest rate index. The embedded derivative was bifurcated from the debt host and accounted for separately, and was measured at fair value initially and at the end of each reporting period (refer to Note 6). The debt host is accounted for as an available-for-sale security. The discount arising from bifurcation of the embedded derivative is amortized through interest income over the term of the note using effective interest method. The initial fair values of the embedded derivative and the debt host were $5,287,940 and $4,712,060, respectively.

On July 28, 2011, Note B was disposed by the Group with cash consideration to US$7,120,000. The Group received the total redemption value on August 3, 2011. The gain on the disposition of Note B in 2011 was $449,453 and was recognized in other income in the consolidated statement of operations.

On November 16, 2011, the Group disposed all its investments in 950,000 shares of the ordinary shares of the Japanese company listed on JASDAQ securities exchange, for cash of JPY111.8 million ($1.5 million USD equivalent). The gain on the disposition of the investments in 950,000 shares in 2011 was $97,189 and was recognized in other income in the consolidated statement of operations.

The Group has no available-for-sale securities balances as of December 31, 2011.

The cost and fair value of the available-for-sale securities as of December 31, 2010 were as follows:

	Cost	Unrealized gain	Accrued interest	Estimated fair value
Note B — debt host	$4,712,060	$336,000	$1,153,940	$6,202,000
Equity shares of the Japanese company	1,355,325	276,577	—	1,631,902

	$6,067,385	$612,577	$1,153,940	$7,833,902

The cost and fair value of the available-for-sale securities as of December 31, 2009 were as follows:

	Cost	Unrealized gain	Accrued interest	Estimated fair value
Note B — debt host	$4,712,060	$463,620	$771,010	$5,946,690
Equity shares of the Japanese company	1,355,325	40,744	—	1,396,069

	$6,067,385	$504,364	$771,010	$7,342,759

The short-term investments as of December 31, 2010 and 2011 were as follows:

	December 31,
	2010	2011
Trading securities	$10,267,178	$9,993,720

	$10,267,178	$9,993,720

The long-term investments as of December 31, 2010 and 2011 were as follows:

	December 31,
	2010	2011
Note B — debt host	$6,202,000	$—
Note B — embedded derivative	848,000	—
Equity shares of the Japanese company	1,631,902	—

	$8,681,902	$—

Derivative instruments	12 Months Ended
Dec. 31, 2011
Derivative instruments

6. Derivative instruments

In September 2009, the Group and two third parties formed Acorn Hong Kong for the purpose of establishing business alliance relationship with and invest in a Japanese company listed on JASDAQ securities exchange. The Group and the other two parties each held 51.0%, 19.5% and 29.5% equity interests in Acorn Hong Kong, respectively. As the Group held controlling interests in Acorn Hong Kong, the Group consolidated Acorn Hong Kong since its inception. In November 2009, Acorn Hong Kong purchased 950,000 ordinary shares and 450 share options each to subscribe for 1,000 ordinary shares of the Japanese company for cash consideration of $1,541,142. Acorn Hong Kong held less than 20% of the equity interests of the Japanese company and does not have the ability to exercise significant influence in the operations of the Japanese company. The Group recorded the investment in 950,000 ordinary shares as an available-for-sale security (refer to Note 5). The 450 share options are fully vested, non-forfeitable, and exercisable in three years. The Group recorded $185,818 for the original estimated fair value of the share options in other long-term assets. The share options are considered a derivative instrument and are therefore marked to market at the end of each reporting period based on the market price of the underlying ordinary shares. The share options were valued at $215,192 and $243,914 as of December 31, 2009 and 2010. Accordingly, the Group recorded a gain of $29,374 and $28,722 due to changes in the fair value of the derivative as an increase in other long-term assets and other income in 2009 and 2010, respectively (refer to Note 7 for disclosure of the method and assumptions used in determining the fair value of the share options).

On November 16, 2011, the Group disposed all its investments in 450 share options of the Japanese company listed on JASDAQ securities exchange, for cash of JPY450 ($6 USD equivalent). The loss on the disposal of the investments of 450 share options in 2011 was $243,908. This represented the difference between the price sold and the fair value of December 31, 2010 and was recorded in other expenses in the consolidated statement of operations.

The Group’s investment in Note B contained an embedded derivative instrument that is linked to an equity index and an interest rate index. The embedded derivative has been bifurcated and accounted for at fair value with changes in the fair value recorded in the consolidated statements of operations. On the date when Note B was issued, the Group recorded $5,287,940 initial estimated fair value of the embedded derivative in long-term investments on the consolidated balance sheet. The embedded derivative was valued at $677,310 and $848,000 as of December 31, 2009 and 2010, respectively. In 2009, the Group recorded losses due to changes in the fair value of the embedded derivative of $1,335,630, which were included in the other expenses in the consolidated statements of operations. In 2010, the Group recorded gains due to changes in the fair value of the embedded derivative of $170,690, which were included in the other income in the consolidated statement of operations (refer to Note 7 for disclosure of the method and assumptions used in determining the fair value of the embedded derivative).

On July 28, 2011, Note B was disposed by the Group with cash consideration of US$7,120,000 which was received on August 3, 2011. The loss on the disposal of the embedded derivative instrument contained in Note B in 2011 was $255,453. This represented the difference between the price sold and the fair value of December 31, 2010 and was recorded in other expenses in the consolidated statement of operations.

Fair value measurement	12 Months Ended
Dec. 31, 2011
Fair value measurement

7. Fair value measurement

The Group did not have any liabilities measured at fair value on a recurring or non-recurring basis for the years ended December 31, 2010 and 2011.

Assets measured at fair value on a recurring basis

As of December 31, 2011, the Group’s assets measured at fair value on a recurring basis subsequent to initial recognition were as follows:

	Fair value measurements using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Trading securities	$9,993,720	$—	$—	$9,993,720

	$9,993,720	$—	$—	$9,993,720

As of December 31, 2010, the Group’s assets measured at fair value on a recurring basis subsequent to initial recognition were as follows:

	Fair value measurements using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Trading securities	$10,267,178	$—	$—	$10,267,178
Note B	—	—	7,050,000	7,050,000
Equity shares of the Japanese company	1,631,902	—	—	1,631,902
Share options of the Japanese company	—	243,914	—	243,914

	$11,899,080	$243,914	$7,050,000	$19,192,994

Investments in trading securities consist of marketable equity shares and bond funds which measured using the closing prices from the exchange market as of the measurement date; as such, they are classified as Level 1 instruments.

The equity shares of the Japanese company measured using the closing stock prices from the exchange market as of the measurement date; as such, they are classified as Level 1 instruments.

The fair value of the share options of the Japanese company requires the observable inputs directly or indirectly obtained from active markets, including the Japanese company’s stock price, volatility, interest rate, dividends, marketability and expected return requirements. The Group used the Black-Scholes-Merton option-pricing model to determine the fair value of the share options. As such, the derivative asset is classified as a Level 2 instrument.

Note A and Note B (including the embedded derivative) are index-linked notes measured using a discounted cash flow projection on principal and interest based on assumptions supported by, derived or implied from quoted market prices or rates, adjusted for the specific features of the instruments. They are classified as Level 3 instruments. Determining the appropriate fair value model and calculating the fair value of the instruments require the input of significant estimates and assumptions, some of which are unobservable. The significant estimates and assumptions include comparable bonds issued by the same issuer, risk-free interest rates, global banking industry bond yield curve, data on the indices, volatilities and dividend yield. For initial recognition of Note B, the allocation of the estimates of the fair value of the Note B to the embedded derivative and the debt host is based on the “with and without” method. Subsequent to the initial recognition, the embedded derivative and the debt host are each measured at fair value using appropriate valuation methodology, with any changes in the fair value of the embedded derivative and the debt host recorded in earnings and accumulated other comprehensive income or loss, respectively.

The fair value estimates presented above were based on pertinent information available to the Group as of December 31, 2010 and 2011. Although the Group is not aware of any factors that would significantly affect its fair value estimates, such amounts have not been comprehensively revalued for purposes of financial statements since December 31, 2010 and 2011, respectively, and current estimates of fair value may differ significantly from the amounts presented.

Assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3 inputs)

A summary of changes in Level 3 instruments for the years ended December 31, 2010 and 2011 was as follows:

	For the years ended December 31,
	2010	2011
Balance at beginning of the year	$6,624,000	$7,050,000
Redemption of Note B	—	(7,120,000)
Gain (loss) on change in fair value of embedded derivative	170,690	(255,453)
Realized gain transferred from accumulated other comprehensive income	—	449,453
Unrealized losses included in accumulated other comprehensive income	(127,620)	(336,000)
Accrued interest	382,930	212,000

Balance at end of the year	$7,050,000	$—

The gain for the year ended December 31, 2010 included in net loss that is attributable to the change in unrealized gains or losses relating to the assets and liabilities still held as of December 31, 2010 consisted of a gain on change in fair value of embedded derivative of $170,690. On July 28, 2011, Note B was disposed of by the Group and cash consideration of $7,120,000 was received. The total gain on the disposition of Note B in 2011 was $70,000 and was recognized in other income in the consolidated statements of operations. Included in the gain is the loss on the disposal of the embedded derivative instrument of $255,453, the realized gain from accumulated other comprehensive income of $113,453, and the accrued interest of $212,000. The Group has no other assets that are measured at fair value on a recurring basis using significant unobservable inputs as of December 31, 2011.

Assets measured at fair value on a non-recurring basis

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2010:

		Fair value measurements using
	Year ended December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains
Investment in an affiliate	$1,096,751	$—	$—	$1,096,751	$1,038,542

Upon deconsolidation of Shanghai An-Nai-Chi in January 2010, the Group retained 33.2% equity interests in Shanghai An-Nai-Chi with a carrying amount of $58,209 and accounted for the retained investment using the equity method of accounting. The 33.2% retained investment was recorded at the fair value of $1,096,751 on the date the Group deconsolidated Shanghai An-Nai-Chi. The gain on deconsolidation of $1,038,542 was recognized in other income in the statement of operations for the year ended December 31, 2010. For the year ended December 31, 2010, the Group derecognized $0.1 million noncontrolling interests in Shanghai An-Nai-Chi in its consolidated statement of changes in equity and comprehensive income (loss) upon deconsolidation. The Group applied the income approach in measuring the equity value of Shanghai An-Nai-Chi using significant estimates and assumptions, some of which are unobservable. The significant estimates and assumptions include business assumptions, weighted average cost of capital and terminal growth rate.

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2009:

	Year ended December 31, 2009	Fair value measurements using
		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
Acquired intangibles — distribution network	$180,428	$—	$—	$180,428	$(15,247,873)
Investment in an affiliate	4,196,707	—	—	4,196,707	4,794,083

					$(10,453,790)

In 2009, as a result of reduced expectations of future cash flows from certain identified intangible assets, the Group determined that the Yiyang Yukang distribution network with a carrying amount of $15,428,301 was not recoverable and consequently recorded an impairment charge of $15,247,873 for the year ended December 31, 2009. The Group applied the income approach multi-period excess earning method to estimate the fair value of the distribution network. Calculating the fair value of the distribution network requires the input of significant estimates and assumptions, some of which are unobservable. The significant estimates and assumptions include business assumptions, weighted average cost of capital, terminal growth rate, discount rate, return on contributory asset, attrition rate and tax amortization benefit.

Upon deconsolidation of Shanghai Yimeng in June 2009, the Group retained 18.0% equity interests in Shanghai Yimeng with a negative carrying amount of $597,376 and accounted for the retained investment using the cost method of accounting. The 18.0% retained investment was recorded at the fair value of $4,196,707 on the date the Group deconsolidated Shanghai Yimeng. The Group applied the income approach in measuring the equity value of Shanghai Yimeng using significant estimates and assumptions, some of which are unobservable. The significant estimates and assumptions include business assumptions, weighted average cost of capital and terminal growth rate.

Accounts receivable	12 Months Ended
Dec. 31, 2011
Accounts receivable

8. Accounts receivable

An analysis of allowance for doubtful accounts for the years ended December 31, 2009, 2010 and 2011 was as follows:

	For the years ended December 31,
	2009	2010	2011
Balance at beginning of the year	$3,524,673	$1,597,556	$673,242
Charged to expenses	121,960	58,517	3,705,557
Charges taken against allowance	(2,049,077)	(982,831)	(221,185)

Balance at end of the year	$1,597,556	$673,242	$4,157,614

In 2011, the Group made additional bad debt provision related to the transition of certain local delivery companies used to fulfill the direct sales orders to improve the successful goods delivery rate.

Inventory	12 Months Ended
Dec. 31, 2011
Inventory

9. Inventory

Inventory consisted of the following:

	December 31,
	2010	2011
Raw materials and work in progress	$4,327,077	$7,052,333
Finished goods and merchandise goods	18,343,964	25,836,312

	$22,671,041	$32,888,645

As of December 31, 2010 and 2011, a portion of finished goods and merchandise goods and certain raw materials and work in process inventory were in excess of the Group’s current requirements based on the recent level of sales. The Group recorded inventory write-downs of $13,016,799 and $6,706,376 as of December 31, 2010 and 2011 primarily for obsolete and slow-moving finished goods and merchandise inventory.

Other prepaid expenses and current assets	12 Months Ended
Dec. 31, 2011
Other prepaid expenses and current assets

10. Other prepaid expenses and current assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2010	2011
Advances to suppliers	$3,561,467	$4,808,927
Prepaid income tax	426,755	1,200,120
Other prepaid expenses	5,610,860	3,919,198

	$9,599,082	$9,928,245

The Group reversed the allowance for doubtful accounts in the aggregate amount of $1,097,904 in 2009. The Group made allowance for doubtful accounts in the aggregate amount of $36,424 and $96,836 in 2010 and 2011, respectively.

Property and equipment, net	12 Months Ended
Dec. 31, 2011
Property and equipment, net

11. Property and equipment, net

Property and equipment, net consisted of the following:

	December 31,
	2010	2011
Buildings	$10,722,664	$26,232,621
Leasehold improvements	1,169,206	1,376,044
Machinery	430,827	628,868
Information Technology equipment	—	497,965
Computers and office equipment	7,209,272	10,813,480
Vehicles	1,205,722	946,304

	$20,737,691	$40,495,282
Less: accumulated depreciation and amortization	(8,408,993)	(11,137,862)

	$12,328,698	$29,357,420
Construction in progress	6,979,188	446,481

	$19,307,886	$29,803,901

For the year ended December 31, 2010, the construction in progress is a new factory building on the land in Qingpu district of Shanghai and was completed in January 2011.

Depreciation and amortization expenses for property and equipment were $2,092,583, $2,200,616 and $3,071,191 for the years ended December 31, 2009, 2010 and 2011, respectively.

Acquired intangible assets, net	12 Months Ended
Dec. 31, 2011
Acquired intangible assets, net

12. Acquired intangible assets, net

Acquired intangible assets, net consisted of the following:

	December 31,
	2010	2011
Distribution networks	$2,329,849	$2,329,849
Trademarks	2,864,348	2,902,259

	$5,194,197	$5,232,108
Less: accumulated amortization	(2,633,444)	(3,105,512)

	$2,560,753	$2,126,596

The Group recorded amortization expenses of $2,992,679, $477,082 and $439,965 for the years ended December 31, 2009, 2010 and 2011, respectively. The amortization expenses of the above intangible assets will be approximately $330,266, $315,971, $301,699, $301,699 and $301,699 for 2012, 2013, 2014, 2015 and 2016, respectively.

Investments in affiliates	12 Months Ended
Dec. 31, 2011
Investments in affiliates

13. Investments in affiliates

Investments accounted for under the equity method of accounting

In July 2008, the Group invested 30.0% equity interests in Kela (Hong Kong) Jewelry Investment Limited (“Kela”) for cash of $1.2 million. In October 2009, the Group increased its investment in Kela from 30.0% to 35.0%. In July 2010, the Group’s investment in Kela decreased from 35.0% to 22.1% as a result of dilution due to issuance of additional shares by Kela to new investors. As the Group has the ability to exercise significant influence over Kela, the Group accounts for this investment using the equity method of accounting. In May 2011, the Group sold all its equity interests in Kela to another shareholder of Kela, a third party of the Group, for cash of RMB39.6 million ($6.1 million USD equivalent). The gain on the disposition of the investment in Kela in 2011 was $5,421,753 and was recognized in other income in the consolidated statement of operations. The Group’s equity in losses of Kela in 2009, 2010 and 2011 were $12,351, $443,123 and $28,567, respectively, and were recognized in equity in losses of affiliates in the consolidated statements of operations.

In June 2009, the Group invested 26.0% equity interests in KYOBI Cosmetics (Hong Kong) Co., Limited (“KYOBI”) for cash of RMB8.0 million ($1.2 million USD equivalent). As the Group has the ability to exercise significant influence over KYOBI, the Group accounts for this investment using the equity method of accounting. The Group’s equity in losses of KYOBI in 2009 was $403,986 and was recognized in other expenses in the consolidated statement of operations. In April 2010, the Group sold all its equity interests in KYOBI to another shareholder of KYOBI, a third party of the Group, for cash of RMB8.0 million ($1.2 million USD equivalent). The gain on the disposition of the investment in KYOBI in 2010 was $404,750 and was recognized in other income in the consolidated statement of operations.

In January 2010, Shanghai An-Nai-Chi, a company which previously was a 51.0% equity-owned consolidated subsidiary of the Group, received a cash injection of $1.5 million from a third party of the Group. After the cash injection, the Group retained 33.2% equity interests in Shanghai An-Nai-Chi and no longer had control in Shanghai An-Nai-Chi. As the Group holds one out of five board seats on the Board of Shanghai An-Nai-Chi and has significant influence over financial and operating decision-making after deconsolidation, the Group accounts for the retained 33.2% equity interests using the equity method of accounting. The retained investment was re-measured at fair value of $1.1 million on the date the Group deconsolidated Shanghai An-Nai-Chi (refer to Note 7 for fair value measurements relating to the retained investment). The Group’s equity in losses of Shanghai An-Nai-Chi in 2010 and 2011 was $353,598 and $743,153, respectively and was recognized in equity in losses of affiliates in the consolidated statement of operations.

Investment accounted for under the cost method of accounting

In June 2009, the Group sold 33.0% equity interests in Shanghai Yimeng, a company which previously was a 51.0% equity-owned consolidated subsidiary of the Group. After the sale, the Group retained an 18.0% equity interest in Shanghai Yimeng and did not have the ability to exercise significant influence over Shanghai Yimeng’s operational and financial policies and activities. The Group accounts for the retained 18.0% equity interests using the cost method of accounting. The retained investment was recorded at fair value of $4.2 million on the date the Group deconsolidated Shanghai Yimeng (refer to Note 4 for details of deconsolidation of Shanghai Yimeng and Note 7 for fair value measurements relating to the retained investment). In 2010, the Group’s investment in Shanghai Yimeng decreased from 18.0% to 16.2% as a result of the Group’s disposal of 1.8% equity interests. In 2011, the Group’s interests in Shanghai Yimeng further decreased to 12.9% as a result of the dilution due to issuance of additional shares to a new investor.

Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2011
Accrued expenses and other current liabilities

14. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2010	2011
Other taxes payable	$3,835,875	$3,817,175
Accrued employee payroll and welfare	1,183,013	3,800,748
Other payable	3,376,522	7,365,382
Accrued expenses	2,160,322	1,385,094
Advances from customers	705,649	2,541,779

	$11,261,381	$18,910,178

Other taxes payable mainly consist of value-added tax payable and sales taxes payable. The Group’s PRC subsidiaries are subject to value-added tax at a rate of 17% on product purchases and sales amount. Value-added tax payable on sales is computed net of value-added tax paid on purchases. The Group’s PRC subsidiaries are also subject to business tax at a rate of 5% on sales related to service rendered.

Dividend payable	12 Months Ended
Dec. 31, 2011
Dividend payable

15. Dividend payable

On October 18, 2010, the board of directors of Acorn International approved and declared a special cash dividend of $0.23 per ordinary share on its outstanding shares to shareholders of record as of the close of trading on November 15, 2010 directly from the share premium account of Acorn International. The dividend payable as of December 31, 2010 was $15,177. The balance of additional paid-in capital was reduced for the full amount of this special dividend of $20,533,690 as of December 31, 2010. As of December 31, 2011, the Group has remaining dividend payable amounted to $467 which is expected to be paid in 2012.

Share-based compensation	12 Months Ended
Dec. 31, 2011
Share-based compensation

16. Share-based compensation

In May 2006, the Group adopted the 2006 Equity Incentive Plan (the “2006 Option Plan”) which allows the Group to offer a variety of incentive awards to employees, officers, directors or individual consultants or advisors who render services to the Group and authorized the issuance of 24,133,000 ordinary shares. Under the 2006 Option Plan, the share options and SARs are generally granted with an exercise price equal to the fair market value of the underlying shares, as determined by the Group’s board of directors at the date of grant and expire after ten years and six years, respectively, with vesting occurring 25% upon grant and the remaining 75% vesting ratably over three years. Certain share options and SARs granted vest immediately upon grant, and certain share options and SARs granted vest upon the satisfaction of certain performance targets. The proceeds from the exercise of the SARs by the grantee will be equity settled by delivery of equivalent fair value of ordinary shares of the Group.

In 2010, the Group granted RSUs to its employees that require no exercise price with one-twelfth to vest on the last day of each three-month period during the three years following the grant date. The holders of the RSUs are not entitled to voting but have the right to receive dividend equivalents with respect to any unpaid RSUs they hold as of the applicable record date for any dividend payment if Acorn International declares a cash dividend on its outstanding ordinary shares. The dividend equivalents are subject to the same vesting and other terms as the original RSUs to which they relate.

The Group recorded compensation expense of $1,845,885, $215,171 and $129,673 for the years ended December 31, 2009, 2010 and 2011, respectively. In connection with the acquisition of Yiyang Yukang, the Group granted 900,000 performance-based share options in 2009 under the 2006 Option Plan. These share options were to vest in three equal tranches of 300,000 share options each upon Yiyang Yukang meeting certain earnings targets in 2008 to 2010 (refer to Note 3). As the earnings targets for 2009 and 2010 were not met, the Group did not record any compensation expenses for the second and third tranches of share options.

The fair value of each share option granted in 2009 was estimated on the date of grant using the binomial option-pricing formula. The risk-free interest rate for periods within the contractual life of the share option is based on the yield of ten-year USD Chinese International Government Bond with similar time maturity of the share option valued as of grant date. The Group uses historical data to estimate share option exercise and employee termination within the pricing formula. The contractual life of the share option is ten years. Expected volatilities are based on the weighted average historical volatility of the Group and the comparable companies with the time period commensurate with the expected time period.

2009
Average risk-free interest rate	4.48%
Contractual life of the share option	10 years
Average expected volatility rate	72.98%
Average dividend yield	0%

The fair value of each RSU granted in 2010 was based on quoted market price of the Group’s ordinary share on the grant date.

A summary of the share options and SARs activities for the year ended December 31, 2011 and the information regarding the share options and SARs outstanding as of December 31, 2011 were as follows:

	Number of share options/ SARs	Weighted average exercise price	Weighted average remaining contract terms	Aggregate intrinsic value
Share options/SARs outstanding at January 1, 2011	14,635,810	$2.71
Granted	—	$—
Forfeited	(4,457,263)	$2.39
Exercised	(556,581)	$1.58

Share options/SARs outstanding at December 31, 2011	9,621,966	$2.93	1.89 years	$—

Share options/SARs vested or expected to vest at December 31, 2011	9,621,966	$2.93	1.89 years	$—

Share options/SAR exercisable at December 31, 2011	9,621,966	$2.93	1.89 years	$—

The weighted-average fair value of share options and SARs granted in 2009, 2010 and 2011 was $1.05, nil and nil, respectively. The total fair value of options and SARs vested in 2009, 2010 and 2011 was $1,873,984, $101,859 and nil, respectively. The aggregate intrinsic value of options and SARs exercised in 2009, 2010 and 2011 was $298, $18,000 and $155,202, respectively.

A summary of the RSUs activities for the year ended December 31, 2011 was as follows:

	Number of RSUs	Weighted average grant date fair value
Nonvested at January 1, 2011	347,044	$1.40
Granted	—	$—
Forfeited	(158,474)	$1.40
Vested	(105,288)	$1.40

Nonvested at December 31, 2011	83,282	$1.40

As of December 31, 2011, there was $103,974 in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the 2006 Option Plan, which is expected to be recognized over a weighted-average period of 1.33 years.

Taxation	12 Months Ended
Dec. 31, 2011
Taxation

17. Taxation

Acorn International is incorporated in the Cayman Islands and is not subject to tax in this jurisdiction.

China DRTV and Smooth Profit are incorporated in the British Virgin Islands and are not subject to tax in this jurisdiction.

The Group’s Hong Kong subsidiaries, MK AND T, Bright Rainbow, Acorn Hong Kong and U King Hong Kong, are subject to Hong Kong statutory income tax on their Hong Kong sourced income.

On March 16, 2007, the PRC government promulgated Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008. Under the New EIT Law, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. While the New EIT Law equalizes the tax rates for domestically-owned and foreign-invested companies, preferential tax treatment would continue to be given to companies in certain encouraged sectors and to enterprises classified as high and new technology companies, whether domestically-owned or foreign-invested enterprises. The New EIT Law also provides a five-year transition period starting from its effective date for those enterprises which were established before the promulgation date of the New EIT Tax Law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. The tax rate of such enterprises will transition to the uniform tax rate of 25% within a five-year transition period and the tax holiday, which has been enjoyed by such enterprises before the effective date of the New EIT Law, may continue to be enjoyed until the end of the holiday.

Shanghai Advertising registered in Pudong New District, Shanghai of the PRC, is subject to 20% Corporate Income Tax (“CIT”) in 2009, 22% CIT in 2010 and 24% CIT in 2011 pursuant to the local tax preferential arrangement. Acorn Information registered in Pudong New District, Shanghai of the PRC, is subject to 22% CIT in 2010 and 24% CIT in 2011 pursuant to the local tax preferential arrangement. The Group’s remaining PRC subsidiaries are subject to the statutory rate of 25% in 2009, 2010 and 2011 in accordance with the New EIT Law.

Shanghai HJX, Acorn Electronic, Beijing Youngleda, Yiyang Yukang and Zhuhai Acorn, as foreign-invested manufacturing enterprises which are scheduled to operate for at least ten years, are entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses, which can be carried forward for five years (the “Tax Holiday”). Under the New EIT Law, enterprises not generating profits before 2008 are required to commence the Tax Holiday beginning January 1, 2008. Acorn Information, as a recognized software company, is eligible for the Tax Holiday from 2005. HJX Software, as a recognized software company, is eligible for the Tax Holiday from 2009.

Tax that would otherwise have been payable without tax holidays amounted to $992,459, $424,875 and $461,396 in 2009, 2010 and 2011, respectively (representing an increase in basic and diluted loss per ordinary share from continuing operations of $0.01, $0.01 and $0.01 in 2009, 2010 and 2011, respectively).

Under the New EIT Law and implementation regulations issued by the PRC State Council, income tax at the rate of 10% is applicable to interest and dividends payable to investors that are “non-resident enterprises”, which do not have an establishment or place of business in the PRC, or which have such establishment or place of business but the relevant income is not effectively connected with the establishment or place of business, to the extent such interest or dividends have their sources within the PRC. Undistributed earnings of the Group’s PRC subsidiaries of $105,084,071, $83,162,516 and $86,897,451 as of December 31, 2009, 2010 and 2011, respectively, are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of these earnings in the form of dividends or otherwise in the future, the Group would be subject to PRC withholding tax at 10% or a lower treaty rate.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interests in VIEs because these entities do not have any unremitted earnings to be distributed.

The Group has made its assessment of the level of authority for each tax position (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized benefits associated with the tax positions. As of December 31, 2009, 2010 and 2011, the Group had unrecognized tax benefits of approximately $3.1 million, $3.1 million and $2.5 million, respectively. The unrecognized tax benefits would impact the effective income tax if recognized. A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011 was as follows:

	For the years ended December 31,
	2009	2010	2011
	(in million)	(in million)	(in million)
Unrecognized tax benefits at beginning of the year	$3.1	$3.1	$3.1
Lapse of statute of limitation	—	—	(0.6)

Unrecognized tax benefits at end of the year	$3.1	$3.1	$2.5

As of December 31, 2009, 2010 and 2011, the amount of interests and penalties related to uncertain tax positions was immaterial. The Group does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 (approximately $15,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2007 through 2011 on non-transfer pricing matters, and from 2002 through 2011 on transfer pricing matters.

Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2009	2010	2011
PRC statutory tax rate	25%	25%	25%
Expenses not deductible for tax purposes	6%	(3)%	(2)%
Effect of tax preference granted to PRC subsidiaries	18%	(3)%	(1)%
Effect of different tax rate of subsidiary operations in other jurisdiction	(23)%	1%	4%
Change in valuation allowance	40%	(4)%	25%
Effect of change in tax rate on deferred tax assets/liabilities	(12)%	4%	(7)%
Prior year provision to return adjustment	(7)%	(1)%	—
Recognition of the unrecognized tax benefit	—	—	(9)%

Effective tax rate	47%	19%	35%

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2010 and 2011 were as follows:

	December 31,
	2010	2011
Deferred tax assets:
Allowance and reserves	$3,062,507	$2,829,016
Accrued expenses	519,384	1,162,885
Revenue recognition difference	722,491	792,960
Advertising expenses	387,084	341,742
Yiyang Yukang long-term assets reduction	19,992	6,229
Net operating losses	1,065,595	1,769,401

	$5,777,053	$6,902,233
Less: valuation allowance	(1,138,088)	(3,423,584)

	$4,638,965	$3,478,649

Deferred tax liabilities:
Unrealized gains on trading securities	$(450,677)	$(12,854)
Fair value step up of retained investment in Shanghai Yimeng	(790,627)	(831,006)

	$(1,241,304)	$(843,860)

	$3,397,661	$2,634,789

	December 31,
	2010	2011
Deferred tax assets were analyzed as:
Current	$4,638,965	$3,478,649

Deferred tax liabilities were analyzed as:
Current	$(450,677)	$(12,854)
Non-current	(790,627)	(831,006)

	$(1,241,304)	$(843,860)

	$3,397,661	$2,634,789

As of December 31, 2011, the Group had tax losses carrying forward of $7,077,604. The tax losses will expire in 2013-2016 if they are not used.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Group believes it is more-likely-than-not that the Group will realize the benefits of these deductible differences, net of the existing valuation allowances as of December 31, 2011. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward periods are reduced.

Other income (expenses)	12 Months Ended
Dec. 31, 2011
Other income (expenses)

18. Other income (expenses)

Other income (expenses) consisted of the following:

	For the years ended December 31,
	2009	2010	2011
Investment gain (loss)	$402,142	$3,360,190	$5,941,960
Interest income	1,506,751	1,256,036	2,051,101
Others	158,830	209,474	(171,147)

	$2,067,723	$4,825,700	$7,821,914

Income (loss) per share	12 Months Ended
Dec. 31, 2011
Income (loss) per share

19. Income (loss) per share

The computation of basic and diluted income (loss) per ordinary share from continuing operations, discontinued operations and extraordinary items for the years ended December 31, 2009, 2010 and 2011 was as follows:

	For the years ended December 31,
	2009	2010	2011
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from continuing operations — basic and diluted	$(2,999,844)	$(7,236,712)	$5,123,259

Net income attributable to Acorn International, Inc. shareholders from discontinued operations — basic and diluted	$14,883,108	$—	$—

Net income attributable to Acorn International, Inc. shareholders from extraordinary items — basic and diluted	$—	$827,531	$—

Denominator:
Weighted average ordinary shares outstanding — basic	88,174,675	88,923,162	89,629,395

Weighted average ordinary shares outstanding — diluted	88,174,675	88,923,162	89,796,835

Income (loss) per ordinary share:
—continuing operations	$(0.04)	$(0.08)	$0.06
—discontinued operations	0.17	—	—
—extraordinary items	—	0.01	—

Basic	$0.13	$(0.07)	$0.06

—continuing operations	$(0.04)	$(0.08)	$0.06
—discontinued operations	0.17	—	—
—extraordinary items	—	0.01	—

Diluted	$0.13	$(0.07)	$0.06

The Group had 15,825,781 and 14,982,854 outstanding stock options, stock appreciation rights (“SARs”) and restricted share units (“RSUs”) outstanding in 2009 and 2010, respectively, which could have potentially diluted income per share in the future, but were excluded in the computation of diluted income (loss) per share in 2009 and 2010, as the Group had net loss attributable to shareholders from continuing operations in those periods. For the year ended December 31, 2011, the Group had total 9,621,966 outstanding stock options and SARs which could potentially dilute basic earnings per share in the future, but was excluded in the computation of diluted income (loss) per share as their exercise prices were above the average market share prices in 2011.

Mainland China contribution plan and profit appropriation	12 Months Ended
Dec. 31, 2011
Mainland China contribution plan and profit appropriation

20. Mainland China contribution plan and profit appropriation

Employees of the Group in the PRC are entitled to retirement benefits calculated with reference to their salaries basis upon retirement and their length of service in accordance with a PRC government-managed retirement plan. The PRC government is directly responsible for the payments of the benefits to these retired employees. The Group is required to make contributions to the government-managed retirement plan based on certain percentages of the employees’ monthly salaries. The amounts contributed by the Group were $1,237,011, $1,427,666 and $1,752,623 for the years ended December 31, 2009, 2010 and 2011, respectively.

In addition, the Group is required by law to contribute medical, unemployment, housing and other statutory benefits based on certain percentages of the employees’ monthly salaries. The PRC government is directly responsible for the payments of the benefits to these employees. The amounts contributed by the Group were $1,225,763, $1,361,564 and $1,819,388 for the years ended December 31, 2009, 2010 and 2011, respectively.

In accordance with relevant PRC Company Law and regulations and the Group’s Articles of Association, the Group’s PRC subsidiaries were required to appropriate 10% of their respective profit after taxation reported in their statutory financial statements prepared under the PRC GAAP to the statutory surplus reserve. The Group has statutory reserve balance of $5,195,416 and $5,442,682 as of December 31, 2010 and 2011, respectively. The appropriation of statutory surplus reserve will cease upon the balance of the statutory surplus reserve reaching 50% of the companies’ registered capital. The statutory surplus reserves may be used to make up losses or for conversion into the shareholders’ equity.

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies

21. Commitments and contingencies

(A) Leases commitments

The Group leases certain office premises and buildings under non-cancelable leases. Rental expenses under operating leases for 2009, 2010 and 2011 were $3,260,183, $2,930,529 and $2,801,647, respectively.

As of December 31, 2011, future minimum lease payments under non-cancelable operating leases agreements were as follows:

2012	$2,181,667
2013	2,289,999
2014	1,670,500
2015	1,445,805
2016 and thereafter	1,671,200

$9,259,171

(B) Advertising commitments

As of December 31, 2011, the commitments for the advertising contracts signed by the Group were as follows:

2012	$72,561,087

Of the total commitments, $11,559,722 was prepaid as of December 31, 2011.

(C) Legal matters

The Group is a party to legal matters and claims that are normal in the course of its operations. While the Group believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Group.

Segment and geographic information	12 Months Ended
Dec. 31, 2011
Segment and geographic information

22. Segment and geographic information

The Group engages primarily in direct sales, including TV direct sales, third-party bank channel sales, catalogs sales, internet sales and direct sales through print media and radio, and distribution sales through its nationwide distribution network in the PRC.

The Group’s chief operating decision maker has been identified as the CEO. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision makers for making decisions, allocating resources and assessing performance. Based on this assessment, the Group has determined that it has two operating and reporting segments, which are direct sales, net and distribution sales, net.

The Group’s chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not practical to show profit or loss by reportable segments. Also, the Group’s chief decision maker does not assign assets to these segments.

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2009	2010	2011
Cell phones	$61,276,510	$125,074,305	$165,957,852
Electronic learning device and dictionary	105,223,419	69,534,653	62,539,448
Collectible products	9,515,504	18,039,843	33,193,655
Cosmetics products	45,149,282	26,233,187	24,857,370
Consumer electronics	9,666,139	14,034,617	24,248,963
Health products	29,825,076	12,949,887	13,347,757
Fitness and wellness products	347,194	402,523	12,064,447
Autocare products	7,053,383	9,753,122	1,188,928
Other products	19,725,036	17,504,140	25,600,238

Total gross revenues	$287,781,543	$293,526,277	$362,998,658
Less: sales taxes	(195,923)	(285,092)	(940,745)

Total revenues, net	$287,585,620	$293,241,185	$362,057,913

The gross profit by segments is as follows:

	For the years ended December 31,
	2009	2010	2011
Direct sales	$92,826,982	$88,830,925	$131,164,842
Distribution sales	44,130,740	22,687,761	24,949,263

Total	$136,957,722	$111,518,686	$156,114,105

Geographic information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

In 2009, 2010 and 2011, no customer accounted for 10% or more of the Group’s net revenues.

Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions

23. Related party transactions

Transactions with employees

The Group’s customers include distributors who are owned by certain employees of the Group. Details of the transactions for the years ended December 31, 2009, 2010 and 2011 were as follows:

	For the years ended December 31,
	2009	2010	2011
Sales	$16,202,838	$10,638,174	$11,969,028
Accounts receivable	1,011,897	142,238	928,078

These sales represented 5.6%, 3.6% and 3.3% of the total gross revenues in 2009, 2010 and 2011, respectively.

Restricted net assets	12 Months Ended
Dec. 31, 2011
Restricted net assets

24. Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Group’s PRC subsidiaries are restricted in their abilities to transfer a portion of their net assets either in the form of dividends, loans or advances, which restricted portion amounted to $43,697,922 as of December 31, 2011. This amount is made up of the registered equity of the Group’s PRC subsidiaries and the statutory reserves disclosed in Note 20. In addition, as a result of the Group’s restructuring effective January 1, 2005, retained earnings of $20,336,734 related to the pre-restructuring companies was unavailable for distribution as a normal dividend to Acorn International in accordance with relevant PRC laws and regulations.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE I

ACORN INTERNATIONAL, INC.

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In US dollars, except share data)

	December 31,
	2010	2011
Assets
Current assets:
Cash and cash equivalents	$3,215,618	$4,116,849
Other current assets	68,443	98,845
Amounts due from subsidiaries	2,522,609	9,469,035

Total current assets	5,806,670	13,684,729
Investments in subsidiaries	148,162,084	161,586,393
Investments in an affiliate	743,153	—
Long-term investments	7,050,000	—

Total assets	$161,761,907	$175,271,122

Liabilities and equity
Current liabilities:
Other current liabilities	$703,640	$254,486
Dividend payable	15,177	467

Total current liabilities	718,817	254,953

Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 93,904,748 and 94,566,617 shares issued and 89,276,915 and 89,938,784 shares outstanding as of December 31, 2010 and 2011, respectively)	939,047	945,666
Additional paid-in capital	157,092,684	158,095,135
Retained earnings (deficits)	(8,004,801)	(2,881,542)
Accumulated other comprehensive income	22,480,106	30,320,856
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2010 and 2011, respectively)	(11,463,946)	(11,463,946)

Total equity	161,043,090	175,016,169

Total liabilities and equity	$161,761,907	$175,271,122

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In US dollars)

	For the years ended December 31,
	2009	2010	2011
Operating expenses:
Other selling and marketing expenses	$1,176,988	$1,267,745	$25,151
General and administrative expenses	3,647,183	1,134,131	1,062,981

Total operating expenses	4,824,171	2,401,876	1,088,132

Loss from operations	(4,824,171)	(2,401,876)	(1,088,132)
Equity in earnings (losses) of subsidiaries	17,051,897	(5,395,226)	6,818,439
Other income (expenses)	(344,462)	1,741,519	136,105

Income (loss) before income taxes	11,883,264	(6,055,583)	5,866,412
Income taxes	—	—	—

Equity in losses of affiliates	—	(353,598)	(743,153)

Net income (loss) attributable to Acorn International, Inc. shareholders	$11,883,264	$(6,409,181)	$5,123,259

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS)

(In US dollars, except share data)

	Ordinary shares		Additional Paid-in capital	Retained earnings (deficit)	Accumulated other comprehensive income	Treasury stock, at cost		Total equity
	Shares	Amount				Shares	Amount
Balance at January 1, 2009	93,543,506	$935,435	$204,292,050	$(10,282,848)	$15,113,507	(5,334,138)	$(15,676,206)	$194,381,938
Net income	—	—	—	11,883,264	—	—	—	11,883,264
Unrealized gains on available-for-sales securities	—	—	—	—	2,312,564	—	—	2,312,564
Foreign currency translation adjustments	—	—	—	—	136,490	—	—	136,490

Total comprehensive income								14,332,318

Exercise of stock options	1,242	12	2,050	—	—	—	—	2,062
Repurchase of ordinary shares	—	—	—	—	—	(1,917,798)	(2,288,136)	(2,288,136)
Issuance of repurchased shares in connection with the acquisition of Yiyang Yukang	—	—	—	(3,047,436)	—	2,564,103	6,351,796	3,304,360
Share-based compensation	—	—	1,845,885	—	—	—	—	1,845,885
Appropriated special dividend	—	—	(29,322,782)	—	—	—	—	(29,322,782)

Balance at December 31, 2009	93,544,748	$935,447	$176,817,203	$(1,447,020)	$17,562,561	(4,687,833)	$(11,612,546)	$182,255,645
Net loss	—	—	—	(6,409,181)	—	—	—	(6,409,181)
Unrealized losses on available-for-sales securities	—	—	—	—	(7,345)	—	—	(7,345)
Foreign currency translation adjustments	—	—	—	—	4,924,890	—	—	4,924,890

Total comprehensive loss								(1,491,636)

Exercise of stock options	360,000	3,600	594,000	—	—	—	—	597,600
Issuance of repurchased shares upon vesting of restricted share units	—	—	—	(148,600)	—	60,000	148,600	—
Share-based compensation	—	—	215,171	—	—	—	—	215,171
Appropriated special dividend	—	—	(20,533,690)	—	—	—	—	(20,533,690)

Balance at December 31, 2010	93,904,748	$939,047	$157,092,684	$(8,004,801)	$22,480,106	(4,627,833)	$(11,463,946)	$161,043,090
Net income	—	—	—	5,123,259	—	—	—	5,123,259
Unrealized losses on available-for-sales securities	—	—	—	—	21,965	—	—	21,965
Gains on disposition of available-for-sale securities	—	—	—	—	(499,019)	—	—	(499,019)
Foreign currency translation adjustments	—	—	—	—	8,317,804	—	—	8,317,804

Total comprehensive income								12,964,009

Exercise of stock options	556,581	5,566	873,831	—	—	—	—	879,397
Exercise of restricted share units	105,288	1,053	(1,053)	—	—	—	—	—
Share-based compensation	—	—	129,673	—	—	—	—	129,673

Balance at December 31, 2011	94,566,617	$945,666	$158,095,135	$(2,881,542)	$30,320,856	(4,627,833)	$(11,463,946)	$175,016,169

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In US dollars)

	For the years ended December 31,
	2009	2010	2011
Operating activities:
Net income (loss) attributable to Acorn International, Inc. shareholders	$11,883,264	$(6,409,181)	$5,123,259
Share-based compensation	1,845,885	215,171	129,673
Equity in (earnings) losses of subsidiaries	(17,051,897)	5,395,226	(6,818,439)
Equity in (earnings) losses of an affiliate	—	(684,944)	743,153
Loss (Gain) on change in fair value of derivative asset	1,335,630	(170,690)	255,453
Gain on sales of long-term investment	—	—	(449,453)
Accrued interests on available-for-sale securities	(735,455)	(382,930)	(212,000)
Changes in operating assets and liabilities:
Other current assets	53,498	49,769	(30,402)
Amounts due from subsidiaries	(1,044,553)	7,440,735	(6,946,426)
Other current liabilities	555,823	(732,653)	(449,154)

Net cash provided by (used in) operating activities	$(3,157,805)	$4,720,503	$(8,654,336)

Investing activities:
Redemption of available-for-sale securities by the issuer	10,000,000	—	—
Investments in subsidiaries	(7,905,649)	(449,657)	1,570,880
Sale of long-term investment	—	—	7,120,000
Amounts due from a subsidiary	1,200,000	—	—

Net cash provided by (used in) investing activities	$3,294,351	$(449,657)	$8,690,880

Financing activities:
Dividends paid	—	(49,841,295)	(14,710)
Proceeds from exercise of stock options	2,062	597,600	879,397
Repurchase of ordinary shares	(2,288,136)	—	—
Yiyang Yukang first earn-out payment	(6,700,000)	—	—

Net cash provided by (used in) financing activities	$(8,986,074)	$(49,243,695)	$864,687

Net increase (decrease) in cash and cash equivalents	$(8,849,528)	$(44,972,849)	$901,231
Cash and cash equivalents at the beginning of the year	57,037,995	48,188,467	3,215,618

Cash and cash equivalents at the end of the year	$48,188,467	$3,215,618	$4,116,849

FINANCIAL INFORMATION OF PARENT COMPANY

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010, AND 2011

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.